Corporate Information - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Dec. 31, 2014 shares	Apr. 04, 2012	Jan. 16, 2012 shares	Jan. 13, 2012 shares	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2023 JointVenture Subsidiaries shares	Dec. 31, 2022 Subsidiaries JointVenture	Dec. 31, 2015 shares
Disclosure of Corporate Information [Line Items]
Number of indirectly owned subsidiaries | Subsidiaries							33	32
Number of directly owned subsidiaries | Subsidiaries							10	10
Number of joint ventures | JointVenture							5	5
HL Global Enterprises Limited [member]
Disclosure of Corporate Information [Line Items]
Ownership interest in subsidiary	50.20%	48.90%	48.10%		50.10%	49.40%	50.20%	50.20%	50.20%
Number of preference shares converted into ordinary shares				24,189,170
Percentage of unconverted preference shares transfer to trustee				100.00%
Conversion of convertible preference shares into ordinary shares			24,189,170
Number of shares purchased in open market	465,000
Number of ordinary shares exercise to consolidation									10
Number of ordinary shares exercised into consolidation									1
Number of ordinary shares held upon completion of consolidation exercise									47,107,707
Foreign Shares Of Yuchai [member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries							6
Percentage of issued share capital held by group							76.40%
Number of shares owned by entity							361,420,150
Guangxi Yuchai Machinery Group Company Limited [member]
Disclosure of Corporate Information [Line Items]
Proportion of ownership interests held in parent							22.09%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of Corporate Information [Line Items]
Number of wholly owned subsidiaries | Subsidiaries							27	27
Ownership interest in subsidiary							54.90%	54.90%